Leases - Schedule Of The Maturities Of Operating Lease Liabilities (Details) - MSGE SPINCO, INC [Member] - USD ($) $ in Thousands	Jun. 30, 2022	Jun. 30, 2021
Lease Cost [Line Items]
Fiscal year ending June 30, 2023	$ 40,730
Fiscal year ending June 30, 2024	45,047
Fiscal year ending June 30, 2025	30,951
Fiscal year ending June 30, 2026	11,409
Fiscal year ending June 30, 2027	22,666
Thereafter	253,699
Total lease payments	404,502
Less: imputed interest	111,382
Total lease liabilities	$ 293,120	$ 118,137